Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Class R5 and R6 | INVESCO EMERGING MARKET LOCAL CURRENCY DEBT FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries - INVESCO EMERGING MARKET LOCAL CURRENCY DEBT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return through growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Total Annual Fund Operating Expenses” for Class R6 are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities denominated in the currencies of emerging markets countries and in derivatives and other instruments that have economic characteristics similar to such securities. Emerging markets countries are those countries in the world other than the United States, Canada, Japan, Australia, New Zealand, Iceland, Norway, Switzerland, Hong Kong, Singapore, Israel and the developed countries of the European Union (a complete list of which can be found in the Fund's SAI).

The debt securities in which the Fund primarily invests include emerging markets sovereign, quasi-sovereign, corporate and supranational bonds.

While the Fund anticipates being largely invested in investment grade securities, the Fund may invest up to 100% of its net assets in assets considered to be below-investment grade. Below-investment grade securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor's Ratings Services (S&P) or Baa3 or higher by Moody's Investors Service, Inc. (Moody's) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality at the time of purchase.

The Fund can invest in derivative instruments including swap contracts, credit linked notes, futures contracts and forward foreign currency contracts.

The Fund can use swap contracts, including interest rate swaps, to hedge or adjust the Fund's exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities.

The Fund can use credit linked notes to gain exposure to certain markets in a more tax efficient manner than buying the referenced securities directly.

The Fund can use futures contracts, including currency futures, to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.

The portfolio managers of the Fund employ a top-down approach with rigorous bottom-up country, currency and interest rate analysis. The strategy employs disciplined portfolio construction and places a strong emphasis on risk management. The management team strives to avoid substantial credit deterioration and currency devaluation. The management team also looks to participate in the upside of a positive market movement.

In making investment decisions, the portfolio management team makes an initial assessment of the global economic environment, which provides the context for the management team's sovereign and local currencies outlook, positioning relative to the economic cycle and the level of fundamental risk targeted within the Fund. Members of the team conduct sovereign debt and currency analysis using bottom-up fundamental analysis of the macroeconomic environment of each country, political analysis, appraisals of market supply and demand dynamics, as well as other factors. A forward-looking assessment is then made for each country's fixed income securities and currency. Securities are selected for inclusion based on perceived value of individual securities relative to alternatives, duration and yield curve positioning appropriate for the interest rate outlook, credit and currency opportunities, and an effort to achieve appropriate diversification. In addition, fundamental analysis for corporate issuers is conducted where applicable.

		Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund's macro risk exposure (such as duration, currency, yield curve positioning and sector exposure), a need to limit or reduce the Fund's exposure to a particular security, issuer or currency, degradation of an issuer's credit quality, changes in exchange rates or general liquidity needs of the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a credit linked note created with credit default swaps, the structure will be "funded" such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer's credit rating.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund's foreign investments may be affected by changes in a foreign country's exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund's portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond's cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Sovereign Debt Risk. Investments in foreign sovereign debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

		Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of "qualifying income" foreign currency gains not directly related to the Fund's business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund's Board of Trustees may authorize a significant change in investment strategy or Fund liquidation.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
2011	rr_AnnualReturn2011	(3.31%)
2012	rr_AnnualReturn2012	16.23%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended March 31, 2012): 8.62% Worst Quarter (ended September 30, 2011): -10.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.12%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.
Class R5 and R6 | INVESCO EMERGING MARKET LOCAL CURRENCY DEBT FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	377
5 Years	rr_ExpenseExampleYear05	674
10 Years	rr_ExpenseExampleYear10	1,520
1 Year	rr_AverageAnnualReturnYear01	16.23%
Since Inception	rr_AverageAnnualReturnSinceInception	9.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2010
Class R5 and R6 | INVESCO EMERGING MARKET LOCAL CURRENCY DEBT FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	377
5 Years	rr_ExpenseExampleYear05	674
10 Years	rr_ExpenseExampleYear10	1,520
1 Year	rr_AverageAnnualReturnYear01	15.88%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 24, 2012	[3]
Class R5 and R6 | Return After Taxes on Distributions | INVESCO EMERGING MARKET LOCAL CURRENCY DEBT FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2010
Class R5 and R6 | Return After Taxes on Distributions and Sale of Fund Shares | INVESCO EMERGING MARKET LOCAL CURRENCY DEBT FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.53%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2010
Class R5 and R6 | JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified (reflects no deductions for fees, expenses or taxes) | INVESCO EMERGING MARKET LOCAL CURRENCY DEBT FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.76%
Since Inception	rr_AverageAnnualReturnSinceInception	10.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
Class R5 and R6 | Lipper Emerging Markets Debt Funds Index | INVESCO EMERGING MARKET LOCAL CURRENCY DEBT FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.19%
Since Inception	rr_AverageAnnualReturnSinceInception	11.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010

[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" for Class R6 are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2014 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and R6 shares to 0.99% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2014.
[3]	Class R6 shares' performance shown prior to the inception date is that of the Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund's Class A shares is June 16, 2010.